Critical accounting estimates and judgments (Tables)	12 Months Ended
Dec. 31, 2021
Estimate of the reclamation obligations
	Years ended December 31
	2021	2020
Risk-free interest rate	1.68%	1.21%
Annual inflation	2.5%	2.0%